Contingency	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCY

18         CONTINGENCY

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

In connection with the shipping of finished products, inaccurate product information has been provided to the PRC Port authority. In addition, through June 30, 2011, Ningbo Keyuan failed to withhold income tax of approximately $50,000 from payments to certain external service providers and employees. In consultation with PRC legal counsel, management has evaluated the contingencies associated with the provision of inaccurate information and expects that the penalty, if any, will not be significant and will not have a material impact on the consolidated financial statements.

In addition, the Group had outstanding Letters of Credit as of June 30, 2012 of $177,135,878.

19        COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group leases storage facilities under operating lease agreements. The terms of these leases range from 2 to 3 years, and future minimum lease payments, due in 2012, under those non-cancellable operating lease agreements as of December 31, 2011 are $710,478.

(b) Capital commitments

As of December 31, 2011, the Group had contractual capital commitments of $887,736 for purchases of equipment.

(c)  Litigation

The Company at times is involved in various legal actions arising in the ordinary course of business. Management does not currently believe that there are any pending legal actions where the outcome of such legal actions would have a material adverse effect on the Company’s consolidated financial statements.

(d)  Contingencies
In connection with the shipping of finished products, inaccurate product information has been provided to the PRC Port authority. In addition, through March 31, 2011, Ningbo Keyuan failed to withhold income tax of approximately $50,000 from payments to certain external service providers and employees. In consultation with PRC legal counsel, management has evaluated the contingencies associated with the provision of inaccurate information and expects that the penalty, if any, will not be significant and will not have a material impact on the consolidated financial statements. In addition, the Group had outstanding Letter’s of Credit as of December 31, 2011of RMB 65,017,503 (approximately $10,233,755).